Other Equity Instruments - Parent	12 Months Ended
Dec. 31, 2023
Disclosure Of Other Equity Instruments [Line Items]
Other Equity Instruments	33. OTHER EQUITY INSTRUMENTS

				Group
	Interest rate		2023	2022
	%	Next call date	£m	£m
AT1 securities:
- £500m Fixed Rate Reset Perpetual AT1 Capital Securities	6.75	June 2024	496	496
- £500m Fixed Rate Reset Perpetual AT1 Capital Securities	6.30	March 2025	500	500
- £450m Fixed Rate Reset Perpetual AT1 Capital Securities	4.25	March 2026	450	450
- £750m Fixed Rate Reset Perpetual AT1 Capital Securities	6.50	June 2027	750	750
			2,196	2,196
AT1 securities
The AT1 securities are perpetual and pay a quarterly distribution. At each distribution payment date, the Company can decide whether to pay the distribution, which is non-cumulative, in whole or in part. The distribution rate resets every five years. The securities will be automatically written down and the investors will lose their entire investment in the securities should the CET1 capital ratio of the Santander UK prudential consolidation group fall below 7%.
All AT1 securities are redeemable at the option of the Company, and only with the consent of the PRA.
The £450m 4.25% Fixed Rate Reset Perpetual AT1 Capital Securities, the £500m 6.30% Fixed Rate Reset Perpetual AT1 Capital Securities and the £750m
6.50% Fixed Rate Reset Perpetual AT1 Capital Securities were fully subscribed by the Company's immediate parent company, Banco Santander SA.

Santander UK Group Holdings plc
Disclosure Of Other Equity Instruments [Line Items]
Other Equity Instruments	44.15. OTHER EQUITY INSTRUMENTS Details of the Company’s other equity instruments are set out in Note 33 to the Consolidated Financial Statements.